Contractual Commitments - Project Investment Agreements - Additional Information (Detail) $ in Thousands, $ in Millions																					1 Months Ended			12 Months Ended
	Jan. 30, 2020	Oct. 08, 2019	Feb. 11, 2019	Sep. 14, 2018 USD ($) m	Apr. 30, 2018 ARS ($)	Jan. 17, 2018 USD ($)	Oct. 11, 2017 USD ($)	Jul. 17, 2017 USD ($)	May 12, 2017 USD ($)	Apr. 18, 2017 USD ($)	Feb. 23, 2017 USD ($)	Jan. 01, 2016	Dec. 15, 2015	Oct. 22, 2015 USD ($)	Jul. 16, 2015 USD ($)	Jul. 10, 2015 USD ($)	May 26, 2015 USD ($)	Nov. 17, 2014	Nov. 06, 2013 USD ($)	Sep. 23, 2013 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2017	Sep. 30, 2013	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 10, 2013 USD ($)	Nov. 23, 2018 USD ($)	Aug. 28, 2014 USD ($)	Jul. 16, 2013 USD ($)
Disclosure of geographical areas [line items]
Investment in joint venture																								$ 61,183.0		$ 30,324.0		$ 5,146.0
La calera Area Investment Agreement / Providence of Neuquen / YPF and Pluspetrol S.A. [member]
Disclosure of geographical areas [line items]
Pilot project completion term				3 years
Investment in exploration				$ 180,000
La calera Area Investment Agreement / Providence of Neuquen / YPF and Pluspetrol S.A. [member] | Concession term [member]
Disclosure of geographical areas [line items]
uncoventional hydrocarbon exploitation concession | m				35
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Total estimated exploration investment cost								$ 1,200,000
Loma Campana [member]
Disclosure of geographical areas [line items]
Disbursement																													$ 940,000
Exploitation concession																													50.00%
Rincon Del Mangrullo Block [member] | YPF and Petrolera Pampa SA [member]
Disclosure of geographical areas [line items]
Investment in joint venture																			$ 151,500
Interest in joint venture investments																			50.00%
Investments in joint ventures in first stage																			$ 81,500
Investments in joint ventures in second phase																			$ 70,000
Amended interest in joint venture																	50.00%
Investment in surface facilities area																	$ 150,000
Investments in joint ventures in third phase																	$ 22,500
La Amarga chica area [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Investment in joint venture																															$ 75,000
Percentage of holding in exploitation concessions																								50.00%	50.00%
La Amarga chica area [member] | Petronas E And P Overseas Ventures Sdn Bhd [member]
Disclosure of geographical areas [line items]
Investment in joint venture																															475,000
La Amarga chica area [member] | Petronas E And P Argentina SA [member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions																								50.00%	50.00%
La Amarga chica area [member] | YPF and Petronas Overseas Ventures Sdn. Bhd [member]
Disclosure of geographical areas [line items]
Investment in joint venture																															$ 550,000
Bandurria Sur [member] | Shell Compañía Argentina de Petróleo S.A. and Equinor Argentina AS [member] | Major business combination [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments	60.00%
Business acquisition considertion																					$ 105,000
Percentage of additional sale of area	11.00%
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Proceed through investment contribution																											$ 52,300
Aguada Pichana East (APE) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Estimated exploration cost								300,000
Aguada Pichana Oeste (APO) [member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Estimated exploration cost								150,000
Aguada De Castro (ACA) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Estimated exploration cost								$ 50,000
Llancanelo Mendoza [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments			39.00%
Province of Neuquen [member] | Loma Campana Loma La Lata Norte [member] | Chevron [member]
Disclosure of geographical areas [line items]
Expenditure incurred for development of pilot project																																$ 1,240,000
Extension of concession maturity year																							2048
Equity interest in joint operation																								50.00%	50.00%
Province of Neuquen [member] | Narambuena Exploration Project Area [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																								50.00%	50.00%
Percentage of legal interest in exploitation																								7.00%	7.00%
Percentage of contribution in a joint investment																								100.00%	100.00%
Province of Neuquen [member] | El Orejano Area [member]
Disclosure of geographical areas [line items]
Assigned interest in exploitation concession, percentage													50.00%
Percentage of interest in exploration, evaluation, exploitation and development of hydrocarbons												50.00%
Province of Neuquen [member] | Bandurria Centro [member] | Pan American Energy LLC [Member]
Disclosure of geographical areas [line items]
Percentage of awarded															100.00%
Province of Neuquen [member] | Bandurria Sur [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Subdivision term															35 years
Pilot project completion term															3 years
Investment in exploration															$ 360,000
CDNC [Member]
Disclosure of geographical areas [line items]
Interest acquired																								100.00%
Percentage of concession and supplementary rights Chevron could exercise																								50.00%	50.00%
Investments in joint ventures in first stage																								$ 62.7
Investments in joint ventures in second phase																								57.7
Investment contribution first stage																										55.3
Investment contribution second phase					$ 62.7																				$ 10,570
Lindero Atravesado Block Neuquen [member] | Pan American Energy LLC [Member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest																62.50%
Lindero Atravesado Block Neuquen [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest																37.50%
Subdivision term																35 years
Pilot project completion term																4 years
Investment in exploration																$ 590,000
Enap Sipetrol Argentina [member] | JO Agreement for the Magallanes Area [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments																		50.00%
OAndG Developments Limited SA [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Percentage of participation interest acquired									50.00%
OAndG Developments Limited SA [member] | First phase [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture									$ 222,600
Maximum duration									30 months
OAndG Developments Limited SA [member] | Second phase [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture									$ 75,800
OAndG Developments Limited SA [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments											97.60%
Join investment amount											$ 305,800
YPF S.A. [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment											2.40%
YPF S.A. [member] | Bandurria Sur [member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment							51.00%
YPF S.A. [member] | Bandurria Sur [member] | Major business combination [member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment	40.00%
YPF S.A. [member] | Llancanelo Mendoza [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments										50.00%
Schlumberger Oilfield Eastern Ltd. [member] | Bandurria Sur [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments							49.00%
Join investment amount							$ 390,000
YPFE andP [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																						29.40%
Chaco [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																						19.60%
Statoil [member] | Bajo del Toro [member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation						50.00%
Receivable for price associated with wells						$ 30,000																								$ 30,000
Percentage of costs to be contributed by joint developer						100.00%
Statoil [member] | Bajo del Toro [member] | Maximum [Member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Costs and investments						$ 270,000
YPF [member] | Equinor Argentina BV [member] | CAN 100 exploration permit (offshore) [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation		50.00%
YPF [member] | Bajo del Toro [member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation						50.00%
Patagonia Oil Corp [member] | Llancanelo Block [member]
Disclosure of geographical areas [line items]
Interest acquired										11.00%
Patagonia Oil Corp [member] | Llancanelo Block [member] | First phase [member]
Disclosure of geographical areas [line items]
Join investment amount										$ 40,000
Patagonia Oil Corp [member] | Llancanelo Block [member] | Second phase [member]
Disclosure of geographical areas [line items]
Join investment amount										$ 54,000
CHNC [member]
Disclosure of geographical areas [line items]
Purchase of gas and crude oil																								21,595.0		14,295.0		5,672.0
Net balance payable																								$ 2,066.0		$ 2,064.0		$ 654.0
YPF, Dow Europe Holding B.V. and PBB Polisur S.A. [member] | El Orejano Area [member]
Disclosure of geographical areas [line items]
Expenditure towards joint exploitation of unconventional gas pilot project																				$ 188,000
YPF, Dow Europe Holding B.V. and PBB Polisur S.A. [member] | El Orejano Area [member] | Dow Europe Holding BV And PBB Polisur S.A. [member]
Disclosure of geographical areas [line items]
Investment in joint venture																				$ 120,000
Increase in amount disbursed														$ 60,000
Total disbursement amount														$ 180,000
Yacimientos Petroliferos Fiscales Bolivianos [member] | Exploration agreement in the Charagua block [member]
Disclosure of geographical areas [line items]
Agreed upon percentage on service contract																						40.00%
Yacimientos Petroliferos Fiscales Bolivianos [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																						51.00%
Can 100 [member]
Disclosure of geographical areas [line items]
Interest acquired		50.00%